Quantified Managed Income Fund

Investor Class Shares QBDSX

Advisor Class Shares QBDAX

Quantified All-Cap Equity Fund

Investor Class Shares QACFX

Advisor Class Shares QACAX

Quantified Market Leaders Fund

Investor Class Shares QMLFX

Advisor Class Shares QMLAX

Quantified Alternative Investment Fund

Investor Class Shares QALTX

Advisor Class Shares QALAX

Quantified STF Fund

Investor Class Share QSTFX

Advisor Class Shares QSTAX

Supplement dated March 14, 2018, to the

Prospectus and Summary Prospectuses dated October 30, 2017

Adviser: Advisors Preferred, LLC 1445 Research Boulevard, Ste. 530 Rockville, MD 20850	Sub-Adviser: Flexible Plan Investments, Ltd. 3883 Telegraph Road, Suite 100 Bloomfield Hills, MI 48302

_____________________________________________________________________

The information in this Supplement amends certain information contained in the currently effective Prospectus and Summary Prospectuses for the Funds, each dated October 30, 2017.

Effective March 12, 2018, Jason Teed, CFA replaced George Yang as a Subadviser Portfolio Manager for each of the Funds. Accordingly, all references to Mr. Yang are deleted in their entirety and changes to the Funds’ Summary Prospectuses and Prospectus are set forth below.

The following supplements the paragraph under the section of each Fund's Summary Prospectus entitled "Subadviser Portfolio Managers:"

Subadviser Portfolio Managers: Jason Teed, CFA, Director of Research of the Subadviser, has served the Fund as a portfolio manager since March 2018.

The following supplements the paragraph under the section of each Fund's Prospectus entitled "Subadviser Portfolio Managers:"

Subadviser Portfolio Managers: Jason Teed, CFA, Director of Research of the Subadviser, has served the Funds as a portfolio manager since March 2018. Mr. Teed has served as Director of Research since September 2017. From December 2012 to August 2017, he served as Assistant Manager of Research. Mr. Teed is responsible for the daily calculation of mutual fund trades, optimization of trading system models, development and verification of new algorithmic trading methodologies (up to and through completion and actual trading), proprietary asset-allocation design and testing, walk-forward optimization design and utilization, and fiduciary communication with clients. Mr. Teed holds an MBA in finance from Walsh College of Accountancy and Business Administration, where he graduated magna cum laude. He holds the designation of Chartered Financial Analyst (CFA).

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectuses, Statement of Additional Information for the Funds, each dated October 30, 2017; and the Statement of Additional Information supplement dated March 14, 2018 for the Funds, which provide information that you should know about the Funds before investing. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling the Funds toll-free 1-855-64-QUANT (1-855-647-8268) or by visiting www.quantifiedfunds.com. You may also write to Quantified Funds, c/o Gemini Fund Services, LLC, PO Box 541150, Omaha, Nebraska 68154.

Please retain this Supplement for future reference.

Quantified Managed Income Fund

Investor Class Shares QBDSX

Advisor Class Shares QBDAX

Quantified All-Cap Equity Fund

Investor Class Shares QACFX

Advisor Class Shares QACAX

Quantified Market Leaders Fund

Investor Class Shares QMLFX

Advisor Class Shares QMLAX

Quantified Alternative Investment Fund

Investor Class Shares QALTX

Advisor Class Shares QALAX

Quantified STF Fund

Investor Class Share QSTFX

Advisor Class Shares QSTAX

EACH A SERIES OF ADVISORS PREFERRED TRUST

Supplement dated March 14, 2018, to the

Statement of Additional Information dated October 30, 2017

_____________________________________________________________________

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information dated October 30, 2017.

Effective March 12, 2018, Jason Teed, CFA replaced George Yang as a Subadviser Portfolio Manager for each of the Funds. Accordingly, all references to Mr. Yang are deleted in their entirety and changes to the Funds’ Statement of Additional Information are set forth below.

The following supplements the paragraphs under the section entitled "Subadviser."

As of February 28, 2018, Mr. Teed was responsible for the management of the following other types of accounts (other than the Funds):

Jason Teed Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following supplements the paragraphs under the section entitled "Ownership of Securities."

The following table shows the dollar range of equity securities beneficially owned by Mr. Teed in the Funds as of February 28, 2018:

Quantified Managed Income Fund	Quantified All-Cap Equity Fund	Quantified Market Leaders Fund	Quantified Alternative Investment Fund	Quantified STF Fund
None	None	None	None	None

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectuses, Statement of Additional Information for the Funds, each dated October 30, 2017; and the Prospectus and Summary Prospectuses supplements for the Funds each dated March 14, 2018, which provide information that you should know about the Funds before investing. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling the Funds toll-free 1-855-64-QUANT (1-855-647-8268) or by visiting www.quantifiedfunds.com. You may also write to Quantified Funds, c/o Gemini Fund Services, LLC, PO Box 541150, Omaha, Nebraska 68154.

Please retain this Supplement for future reference.